Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

20.    Subsequent Events

On February 17, 2023, the Company filed a petition in the Delaware Court of Chancery (the “Court of Chancery”) under 8 Del. C. §205, or Section 205 of the Delaware General Corporation Law (the “Petition”) to resolve potential uncertainty with respect to the Company’s authorized share capital that was introduced by a recent holding in Garfield v. Boxed, Inc., 2022 WL 17959766 (Del. Ch. Dec. 27, 2022). The Court of Chancery granted the Company’s petition on March 6, 2023, and entered an order that same day under 8 Del. C. §205 (1) declaring the Company’s current certificate of incorporation (the “Current Certificate of Incorporation”), including the filing and effectiveness thereof, as validated and effective retroactive to the date of its filing with the Office of the Secretary of State of the State of Delaware on September 15, 2022, and all amendments effected thereby and (2) ordering that the Company’s securities (and the issuance of the securities) described in the Petition and any other securities issued in reliance on the validity of the Current Certificate of Incorporation are validated and declared effective, each as of the original issuance dates. The Company has received a litigation demand concerning the subject matter of the Petition, which the Company now believes to be moot by virtue of the granting of the Petition.

In accordance with ASC 855, the Company’s management reviewed all material events through March 27, 2023, and there were no material subsequent events other than those disclosed above.